Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Investment Securities [Line Items]
Investment securities other than Securities available for sale or being held to maturity, carrying value	¥ 870,192		¥ 876,333
Fair value of investment securities held by certain subsidiaries	31,507		33,432
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques	321,735		302,318
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	548,457		574,015
Aggregate costs of cost-method investments, not estimated at the fair value	545,846		570,122
Impairment losses recognized on cost-method investments	1,733	5,202
Gross realized gains on available for sale of securities	156,212	156,495
Gross realized losses on available for sale of securities	11,730	26,112
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	6,175	7,258
Other than temporary impairment losses of available for sale marketable equity securities	112,752	149,477
Other than temporary impairment loss included in Investment securities gains (losses), net	120,660	161,937
Carrying value of transferred securities from Securities being held to maturity	47,566
Losses on sale of transferred securities from Securities being held to maturity	1,518
Carrying value of Securities being held to maturity originally classified as Securities available for sale	12,356
Cumulative decline in fair value of the credit impaired debt securities which were mainly corporate bonds	18,413	20,298
Credit loss component of impairment losses of debt securities recognized in earnings	30,121	32,946
Other component of impairment losses of debt securities recognized in accumulated other comprehensive loss before taxes	¥ 11,708	¥ 12,648
Minimum [Member]
Investment Securities [Line Items]
Fair value of the investment has been below cost to be deemed as other-than-temporary, month	6
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%